Interest and Finance Costs:	6 Months Ended
Jun. 30, 2020
Interest and Finance Costs
Interest and Finance Costs:

10. Interest and Finance Costs:

The amounts in the accompanying interim condensed consolidated statements of income are analyzed as follows:

	Six months ended June 30,
	2020	2019
Interest expense (Note 5)	$13,939	$24,396
Amortization and write-off of deferred financing fees	1,287	1,611
Other	83	181
Total	$15,309	$26,188